Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2026
Accumulated Other Comprehensive Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

10. Accumulated other compreheNsive loss

	Accumulated Other Comprehensive Profit/(Loss)
	Before tax amount	Income tax (expense) or benefit	Net-of-tax	Total
	USD	USD	USD	USD
Balance at March 31, 2023	(496)	82	(414)	(414)
Early redemption of investment in marketable debt securities	496	(82)	414	414
Balance at March 31, 2024	—	—	—	—
Foreign currency translation adjustments	(23,364)	—	(23,364)	(23,364)
Balance at March 31, 2025	(23,364)	—	(23,364)	(23,364)
Foreign currency translation adjustments	35,117	—	35,117	35,117
Balance at March 31, 2026	11,753	—	11,753	11,753